9. STOCKHOLDERS' EQUITY (Details Narrative) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Increase in authorized shares			400,000,000
Common stock shares issued	512,457,350		512,457,350		370,728,168	279,865,011
Common stock shares outstanding	512,457,350		512,457,350		370,728,168	279,865,011
Stock issued for services, value			$ 2,250
Stock based compensation	190,253	145,185	378,415	261,009
Investor relations
Stock issued for services, shares			500,000
Stock issued for services, value			$ 2,250